UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	9/30

Date of reporting period:	12/31/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman TargetHorizon ETF Portfolios, Inc.
Portfolios of Investments (unaudited)
December 31, 2007

TargETFund Core

	Shares or Principal Amount		Value

Exchange-Traded Funds 99.4%
Fixed-Income Funds 35.6%
iShares iBoxx $ Investment Grade Corporate Bond Fund	92,372	shs.	$9,736,009
iShares Lehman US Treasury Inflation Protected Securities Fund	138,679		14,672,238
Vanguard Total Bond Market ETF Fund	126,500		9,740,500

			34,148,747

US Large-Cap Fund 29.5%	193,500		28,291,635
SPDR Trust Series 1
International Large-Cap Fund 10.0%
Vanguard Europe Pacific ETF Fund	199,600		9,564,832

REIT Fund 9.7%
Dow Jones Wilshire REIT ETF Fund	134,700		9,334,710

US Large- and Mid-Cap Funds 9.7%
iShares Dow Jones Select Dividend Index Fund	144,081		9,291,784

US Mid-Cap Fund 4.9%
iShares Russell Midcap Index Fund	45,164		4,676,280

Total Exchange-Traded Funds			95,307,988

Repurchase Agreement 0.7%
Fixed Income Clearing Corporation, 2.85%, dated 12/31/2007, maturing 1/2/2008, collateralized by: $740,000 Freddie Mac 6%, 4/16/2037, with a fair market value of $744,625	$720,000		720,000

Total Investments 100.1%			96,027,988
Other Assets Less Liabilities (0.1)%			(125,429)

Net Assets 100.0%			$95,902,559

TargETFund 2015

	Shares or Principal Amount		Value

Exchange-Traded Funds 99.6%
US Large-Cap Fund 22.1%
SPDR Trust Series 1	66,775	shs.	$9,763,173

US Mid-Cap Fund 20.3%
iShares Russell Midcap Index Fund	86,549		8,961,283

Fixed-Income Funds 16.0%
iShares iBoxx $ Investment Grade Corporate Bond Fund	43,024		4,534,729
iShares Lehman US Treasury Inflation Protected Securities Fund	9,500		1,005,100
Vanguard Total Bond Market ETF Fund	19,700		1,516,900

			7,056,729

US Small-Cap Fund 11.3%
iShares Russell 2000 Index Fund	65,542		4,975,949

International Large-Cap Fund 10.1%
Vanguard Europe Pacific ETF Fund	93,100		4,461,352

REIT Fund 9.9%
Dow Jones Wilshire REIT ETF Fund	62,700		4,345,110

International Small-Cap Fund 3.9%
WisdomTree International SmallCap Dividend Fund	26,500		1,702,625

Emerging Markets Fund 3.8%
Vanguard Emerging Markets ETF Fund	16,200		1,689,660

US Large- and Mid-Cap Funds 2.2%
iShares Dow Jones Select Dividend Index Fund	14,900		960,901

Total Exchange-Traded Funds			43,916,782

Repurchase Agreement 1.0%
Fixed Income Clearing Corporation, 2.85%, dated 12/31/2007, maturing 1/2/2008, collateralized by: $475,000 Freddie Mac 6%, 4/16/2037, with a fair market value of $477,969	$463,000		463,000

Total Investments 100.6%			44,379,782
Other Assets Less Liabilities (0.6)%			(270,678)

Net Assets 100.0%			$44,109,104

TargETFund 2025

	Shares or Principal Amount		Value

Exchange-Traded Funds 99.4%
US Mid-Cap Fund 24.9%
iShares Russell Midcap Index Fund	105,901	shs.	$10,964,990

US Small-Cap Fund 22.2%
iShares Russell 2000 Index Fund	128,821		9,780,090

US Large-Cap Fund 17.2%
SPDR Trust Series 1	51,850		7,580,988

International Large-Cap Fund 10.1%
Vanguard Europe Pacific ETF Fund	93,200		4,466,144

International Small-Cap Fund 8.9%
WisdomTree International SmallCap Dividend Fund	60,900		3,912,825

Emerging Markets Fund 8.8%
Vanguard Emerging Markets ETF Fund	37,200		3,879,960

Fixed-Income Fund 5.1%
iShares iBoxx $ Investment Grade Corporate Bond Fund	21,300		2,245,020

REIT Fund 2.2%
Dow Jones Wilshire REIT ETF Fund	14,000		970,200

Total Exchange-Traded Funds			43,800,217

Repurchase Agreement 3.7%
Fixed Income Clearing Corporation, 2.85%, dated 12/31/2007, maturing 1/2/2008, collateralized by: $1,410,000 Fannie Mae 6.25%, 5/15/2029, with a fair market value of $1,658,513	$1,608,000		1,608,000

Total Investments 103.1%			45,408,217
Other Assets Less Liabilities (3.1)%			(1,352,893)

Net Assets 100.0%			$44,055,324

TargETFund 2035

	Shares or Principal Amount		Value

Exchange-Traded Funds 99.1%
US Mid-Cap Fund 24.8%
iShares Russell Midcap Index Fund	13,100	shs.	$1,356,374

US Small-Cap Fund 24.5%
iShares Russell 2000 Index Fund	17,645		1,339,608

US Large-Cap Fund 14.8%
SPDR Trust Series 1	5,545		810,735

International Large-Cap Fund 10.1%
Vanguard Europe Pacific ETF Fund	11,500		551,080

Emerging Markets Fund 9.9%
Vanguard Emerging Markets ETF Fund	5,200		542,360

International Small-Cap Fund 9.9%
WisdomTree International SmallCap Dividend Fund	8,440		542,270

Fixed-Income Fund 5.1%
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,650		279,310

Total Exchange-Traded Funds			5,421,737

Repurchase Agreement 6.1%
Fixed Income Clearing Corporation, 2.85%, dated 12/31/2007, maturing 1/2/2008, collateralized by: $340,000 Freddie Mac 6%, 4/16/2037, with a fair market value of $342,125	$332,000		332,000

Total Investments 105.2%			5,753,737
Other Assets Less Liabilities (5.2)%			(284,032)

Net Assets 100.0%			$5,469,705

TargETFund 2045

	Shares or Principal Amount		Value

Exchange-Traded Funds 98.9%
US Mid-Cap Fund 24.7%
iShares Russell Midcap Index Fund	10,045	shs.	$1,040,059

US Small-Cap Fund 24.6%
iShares Russell 2000 Index Fund	13,640		1,035,549

US Large-Cap Fund 14.8%
SPDR Trust Series 1	4,240		619,931

International Large-Cap Fund 10.0%
Vanguard Europe Pacific ETF Fund	8,775		420,498

International Small-Cap Fund 9.9%
WisdomTree International SmallCap Dividend Fund	6,485		416,661

Emerging Markets Fund 9.8%
Vanguard Emerging Markets ETF Fund	3,950		411,985

Fixed-Income Fund 5.1%
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,025		213,435

Total Exchange-Traded Funds			4,158,118

Repurchase Agreement 9.7%
Fixed Income Clearing Corporation, 2.85%, dated 12/31/2007, maturing 1/2/2008, collateralized by: $420,000 Fannie Mae 5.5%, 7/14/2028, with a fair market value of $421,050	$406,000		406,000

Total Investments 108.6%			4,564,118
Other Assets Less Liabilities (8.6)%			(361,630)

Net Assets 100.0%			$4,202,488

1.  Organization — Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) is a diversified open-end management investment company, or mutual fund, and consists of five separate and distinct funds: Seligman TargETFund Core, Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035, and Seligman TargETFund 2045. The Series was incorporated under the laws of the state of Maryland on July 6, 2005.

2.  Security Valuation and Risk — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary markets in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

The following risks apply to some or all of the Exchange-traded funds (“ETFs”) in which the Funds invest. An ETF may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of the ETF may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Because of the special risks involved with investing in securities of emerging market companies, investing in such companies should be considered speculative. Investments in real estate securities (e.g., REITs) may be subject to specific risks, such as risks to general and local economic conditions, and risks related to individual properties. Fixed income securities are subject to interest rate risk, credit risk, prepayment risk, and market risk. To the extent that the Funds have a substantial percentage of its assets exposed to an industry or sector through its investment in ETFs, the Funds’ performance may be negatively affected if that industry or sector falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings.

3.  Federal Tax Information — At December 31, 2007, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

		Total Unrealized

Fund	Tax Basis Cost	Appreciation	Depreciation	Net Appreciation

TargETFund Core	$95,279,269	$3,255,658	$(2,506,939)	$748,719
TargETFund 2015	44,064,337	1,732,468	(1,417,023)	315,445
TargETFund 2025	45,216,947	1,236,638	(1,045,368)	191,270
TargETFund 2035	6,014,465	2,847	(263,575)	(260,728)
TargETFund 2045	4,717,303	2,176	(155,361)	(153,185)

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino President and Chief Executive Officer

Date: February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino President and Chief Executive Officer

Date: February 25, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date: February 25, 2008

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.